Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000129658 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000129658 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000129658 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000129658 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129658 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129658 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000129658 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129658 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129658 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129658 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129658 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000129658 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000129658 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129658 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129658 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129659 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000129659 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000129659 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000129659 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129659 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000129659 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000129659 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129659 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129659 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129659 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129659 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000129659 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000129659 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129659 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129659 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169040 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000169040 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000169040 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169040 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000169040 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169040 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169040 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169040 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169040 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169040 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169040 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000169040 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000169040 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169040 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169040 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.30%